Loss Per Share - Schedule of Basic and Diluted Loss Per Ordinary Share (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Share [Abstract]
Net Loss Attributable to Zhongchao Inc.’s shareholders		$ (6,310,153)	$ (643,229)	$ (11,335,911)
Weighted average number of ordinary share outstanding*
Basic	[1]	3,418,290	650,678	325,419
Diluted	[1]	3,418,290	650,678	325,419
Loss per share
Basic		$ (1.85)	$ (0.99)	$ (34.83)
Diluted		$ (1.85)	$ (0.99)	$ (34.83)

[1]	Retrospectively restated for the effect of share consolidation (see Note 21).